As filed with the Securities and Exchange Commission on August 23, 2011
Registration No. 2-83397 Investment Company Act File No. 811-01436

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _____	/ /

Post-Effective Amendment No. 50	/X/
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. ____	/X/
Capstone Series Fund, Inc. (Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, Texas 77057 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (713) 260-9000
David J. Harris, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/X/	immediately upon filing pursuant to paragraph (b).
/ /	on (date) pursuant to paragraph (b).
//	60 days after filing pursuant to paragraph (a)(i).
/ /	on (date) pursuant to paragraph (a)(i).
/ /	75 days after filing pursuant to paragraph (a)(ii).
/ /	on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 23rd day of August, 2011 and represents that this filing does not contain material that would cause it to be ineligible for filing pursuant to Rule 485(b) under the Securities Act of 1933.

CAPSTONE SERIES FUND, INC. Registrant

By: /s/ EDWARD L. JAROSKI
Edward L. Jaroski, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 49 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	August 23, 2011

/s/ RICHARD A. NUNN Richard A. Nunn	Senior Vice President, Secretary and Chief Compliance Officer	August 23, 2011

/s/ CARLA HOMER Carla Homer	Treasurer and Principal Financial & Accounting Officer	August 23, 2011

JAMES F. LEARY* James F. Leary	Director	August 23, 2011

JOHN R. PARKER* John R. Parker	Director	August 23, 2011

LEONARD B. MELLEY, JR.* Leonard B. Melley, Jr.	Director	August 23, 2011

JOHN M. BRIGGS* John M. Briggs	Director	August 23, 2011

*By:	/s/ EDWARD L. JAROSKI Edward L. Jaroski, Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase